                         SUPPLEMENT DATED JUNE 20, 2005
                                       TO
                         PROSPECTUS DATED APRIL 29, 2005
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              METLIFE PERSONAL PENSION BUILDER SELECT(SM) DEFERRED
                            INCOME ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Supplement updates certain information in the prospectus dated April 29, 2005 for group non-qualified and qualified MetLife Personal Pension Builder Select Deferred Variable Income Annuities.

1. On page 44, delete the first two sentences of the fourth new paragraph and substitute the following:

      We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high yield investment Portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R)Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios").

2. On page 59, delete the third paragraph and substitute the following:

      We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Income Annuity.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


200 PARK AVENUE
NEW YORK, NEW YORK 10166                  TELEPHONE: (866) 438-6477